Variable Interest Entities	12 Months Ended
Dec. 31, 2013
Variable Interest Entities [Abstract]
VARIABLE INTEREST ENTITIES

21. VIEs

Consolidated VIEs

Consolidated VIEs at December 31, 2013 consisted of automobile loan and lease securitization trusts formed in 2009 and 2006. Huntington has determined the trusts are VIEs. Huntington has concluded that it is the primary beneficiary of these trusts because it has the power to direct the activities of the entity that most significantly affect the entity's economic performance and it has either the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE.

The following tables present the carrying amount and classification of the consolidated trusts' assets and liabilities that were included in the Consolidated Balance Sheets at December 31, 2013 and 2012:

		2009		2006		Other
		Automobile		Automobile		Consolidated
		Trust		Trust		Trusts		Total
(dollar amounts in thousands)	December 31, 2013
Assets:
Cash		$8,580		$79,153	$	---		$87,733
Loans and leases		52,286		151,171		---		203,457
Allowance for loan and lease losses		---		(711)		---		(711)
Net loans and leases		52,286		150,460		---		202,746
Accrued income and other assets		235		485		262		982
Total assets		$61,101		$230,098		$262		$291,461

Liabilities:
Other long-term debt	$	---	$	---	$	---	$	---
Accrued interest and other liabilities		---		---		262		262
Total liabilities	$	---	$	---		$262		$262

		2009		2006		Other
		Automobile		Automobile		Consolidated
		Trust		Trust		Trusts		Total
(dollar amounts in thousands)	December 31, 2012
Assets:
Cash		$12,577		$91,113	$	---		$103,690
Loans and leases		142,762		356,162		---		498,924
Allowance for loan and lease losses		---		(2,671)		---		(2,671)
Net loans and leases		142,762		353,491		---		496,253
Accrued income and other assets		617		1,353		288		2,258
Total assets		$155,956		$445,957		$288		$602,201

Liabilities:
Other long-term debt	$	---		$2,086	$	---		$2,086
Accrued interest and other liabilities		---		1		288		289
Total liabilities	$	---		$2,087		$288		$2,375

Huntington services the loans and leases and uses the proceeds from principal and interest payments to pay the securitized notes during the amortization period. All securitized notes were repaid prior to December 21, 2013. Huntington has not provided financial or other support that was not previously contractually required.

Unconsolidated VIEs

The following tables provide a summary of assets and liabilities included in Huntington's Consolidated Financial Statements, as well as the maximum exposure to losses associated with interests related to unconsolidated VIEs for which Huntington holds an interest, but is not the primary beneficiary to the VIE at December 31, 2013 and 2012.

	December 31, 2013
(dollar amounts in thousands)	Total Assets		Total Liabilities	Maximum Exposure to Loss

2012-1 Automobile Trust	$5,975	$	---	$5,975
2012-2 Automobile Trust	7,396		---	7,396
2011 Automobile Trust	3,040		---	3,040
Tower Hill Securities, Inc.	66,702		65,000	66,702
Trust Preferred Securities	13,764		312,894	---
Low Income Housing Tax Credit Partnerships	317,226		134,604	317,226
Other Investments	56,797		9,772	56,797
Total	$470,900		$522,270	$457,136

	December 31, 2012
(dollar amounts in thousands)	Total Assets		Total Liabilities	Maximum Exposure to Loss

2012-1 Automobile Trust	$12,649	$	---	$12,649
2012-2 Automobile Trust	13,616		---	13,616
2011 Automobile Trust	7,076		---	7,076
Tower Hill Securities, Inc.	87,075		65,000	87,075
Trust Preferred Securities	13,764		312,894	---
Low Income Housing Tax Credit Partnerships	324,419		139,797	324,419
Other Investments	52,604		12,250	52,604
Total	$511,203		$529,941	$497,439

2012-1 AUTOMOBILE TRUST, 2012-2 AUTOMOBILE TRUST, and 2011 AUTOMOBILE TRUST

During the 2012 first and fourth quarters, and 2011 third quarter, we transferred automobile loans totaling $1.0 billion, $1.3 billion, and $1.0 billion, respectively to trusts in separate securitization transactions. The securitizations and the resulting sale of all underlying securities qualified for sale accounting. Huntington has concluded that it is not the primary beneficiary of these trusts because it has neither the obligation to absorb losses of the entities that could potentially be significant to the VIEs nor the right to receive benefits from the entities that could potentially be significant to the VIEs. Huntington is not required and does not currently intend to provide any additional financial support to the trusts. Investors and creditors only have recourse to the assets held by the trusts. The interest Huntington holds in the VIEs relates to servicing rights which are included within accrued income and other assets of Huntington's Consolidated Balance Sheets. The maximum exposure to loss is equal to the carrying value of the servicing asset.

TOWER HILL SECURITIES, INC.

In 2010, we transferred approximately $92.1 million of municipal securities, $86.0 million in Huntington Preferred Capital, Inc. (Real Estate Investment Trust) Class E Preferred Stock and cash of $6.1 million to Tower Hill Securities, Inc. in exchange for $184.1 million of Common and Preferred Stock of Tower Hill Securities, Inc. The municipal securities and the REIT Shares will be used to satisfy $65.0 million of mandatorily redeemable securities issued by Tower Hill Securities, Inc. and are not available to satisfy the general debts and obligations of Huntington or any consolidated affiliates. The transfer was recorded as a secured financing. Interests held by Huntington consist of municipal securities within available for sale and other securities and Series B preferred securities within other long term debt of Huntington's Consolidated Balance Sheets. The maximum exposure to loss is equal to the carrying value of the municipal securities.

TRUST-PREFERRED SECURITIES

Huntington has certain wholly-owned trusts whose assets, liabilities, equity, income, and expenses are not included within Huntington's Consolidated Financial Statements. These trusts have been formed for the sole purpose of issuing trust-preferred securities, from which the proceeds are then invested in Huntington junior subordinated debentures, which are reflected in Huntington's Consolidated Balance Sheet as subordinated notes. The trust securities are the obligations of the trusts, and as such, are not consolidated within Huntington's Consolidated Financial Statements. A list of trust-preferred securities outstanding at December 31, 2013 follows:

			Principal amount of	Investment in
			subordinated note/	unconsolidated
(dollar amounts in thousands)	Rate		debenture issued to trust (1)	subsidiary
Huntington Capital I	0.94	% (2)	$111,816	$6,186
Huntington Capital II	0.87	% (3)	54,593	3,093
Sky Financial Capital Trust III	1.65	% (4)	72,165	2,165
Sky Financial Capital Trust IV	1.65	% (4)	74,320	2,320
Total			$312,894	$13,764

(1)			Represents the principal amount of debentures issued to each trust, including unamortized original issue discount.
(2)			Variable effective rate at December 31, 2013, based on three month LIBOR + 0.70.
(3)			Variable effective rate at December 31, 2013, based on three month LIBOR + 0.625.
(4)			Variable effective rate at December 31, 2013, based on three month LIBOR + 1.40.

Each issue of the junior subordinated debentures has an interest rate equal to the corresponding trust securities distribution rate. Huntington has the right to defer payment of interest on the debentures at any time, or from time-to-time for a period not exceeding five years provided that no extension period may extend beyond the stated maturity of the related debentures. During any such extension period, distributions to the trust securities will also be deferred and Huntington's ability to pay dividends on its common stock will be restricted. Periodic cash payments and payments upon liquidation or redemption with respect to trust securities are guaranteed by Huntington to the extent of funds held by the trusts. The guarantee ranks subordinate and junior in right of payment to all indebtedness of the Company to the same extent as the junior subordinated debt. The guarantee does not place a limitation on the amount of additional indebtedness that may be incurred by Huntington.

LOW INCOME HOUSING TAX CREDIT PARTNERSHIPS

Huntington makes certain equity investments in various limited partnerships that sponsor affordable housing projects utilizing the Low Income Housing Tax Credit (LIHTC) pursuant to Section 42 of the Internal Revenue Code. The purpose of these investments is to achieve a satisfactory return on capital, to facilitate the sale of additional affordable housing product offerings, and to assist in achieving goals associated with the Community Reinvestment Act. The primary activities of the limited partnerships include the identification, development, and operation of multi family housing that is leased to qualifying residential tenants. Generally, these types of investments are funded through a combination of debt and equity.

Huntington is a limited partner in each Low Income Housing Tax Credit Partnership. A separate unrelated third party is the general partner. Each limited partnership is managed by the general partner, who exercises full and exclusive control over the affairs of the limited partnership. The general partner has all the rights, powers and authority granted or permitted to be granted to a general partner of a limited partnership under the Ohio Revised Uniform Limited Partnership Act. Duties entrusted to the general partner of each limited partnership include, but are not limited to: investment in operating companies, company expenditures, investment of excess funds, borrowing funds, employment of agents, disposition of fund property, prepayment and refinancing of liabilities, votes and consents, contract authority, disbursement of funds, accounting methods, tax elections, bank accounts, insurance, litigation, cash reserve, and use of working capital reserve funds. Except for limited rights granted to consent to certain transactions, the limited partner(s) may not participate in the operation, management, or control of the limited partnership's business, transact any business in the limited partnership's name or have any power to sign documents for or otherwise bind the limited partnership. In addition, the general partner may only be removed by the limited partner(s) in the event the general partner fails to comply with the terms of the agreement and/or is negligent in performing its duties.

Huntington believes the general partner of each limited partnership has the power to direct the activities which most significantly affect the performance of each partnership, therefore, Huntington has determined that it is not the primary beneficiary of any LIHTC partnership. Huntington uses the proportional amortization method to account for a majority of its investments in these entities. These investments are included in accrued income and other assets. Investments that do not meet the requirements of the proportional amortization method are recognized using the equity method. Investment losses related to these investments are included in non-interest-income in the Condensed Consolidated Statements of Income.

The following table presents the balances of Huntington's affordable housing tax credit investments and related unfunded commitments at December 31, 2013 and 2012.

	December 31,	December 31,
(dollar amounts in thousands)	2013	2012
Affordable housing tax credit investments	$484,799	$465,831
Less: amortization	(167,573)	(141,412)
Net affordable housing tax credit investments	$317,226	$324,419

Unfunded commitments	$134,604	$139,797

The following table presents other information relating to Huntington's affordable housing tax credit investments for the years ended December 31, 2013 and 2012.

	Year Ended December 31,
(dollar amounts in thousands)	2013	2012	2011
Tax credits and other tax benefits recognized	$55,819	$55,558	$41,372

Proportional amortization method
Tax credit amortization expense included in provision for income taxes	32,789	32,337	27,619

Equity method
Tax credit investment losses included in non-interest income	1,176	676	---

During the years ended December 31, 2013 and 2012, Huntington sold LIHTC investments resulting in gains of $8.7 million and $5.4 million, respectively. The gains were recorded in noninterest income in the Consolidated Statements of Income.

Huntington did recognize immaterial impairment losses for the years ended December 31, 2013 and 2012. The impairment losses recognized related to the fair value of the tax credit investments that were less than carrying value. Huntington did not recognize any impairment losses on tax credit investments during the year ended December 31, 2011.